Note 10 - Exploration and Evaluation Expenditures (Details Textual) - CAD ($)	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
Statement Line Items [Line Items]
Expense arising from exploration for and evaluation of mineral resources	$ 0	$ 0	$ 12,263